Inventories (Tables)	2 Months Ended	7 Months Ended
	Feb. 28, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventory balance as of February 28, 2017:
2017
Finished goods	$42,068
Total inventories	42,068
Inventory balance as of December 31, 2016:
2016
Finished goods, at cost	$43,735
Total inventories	$43,735